IBJ FUNDS TRUST

SUPPLEMENT DATED MAY 29, 1998
TO PREMIUM CLASS PROSPECTUS DATED MARCH 30, 1998


	This Supplement is provided to update, and should be read in conjunction with, the information provided in the Premium Class
Prospectus.

	The following information replaces similar information found in the "Management of the Funds" section beginning on page 17:

	Mr. Christian Kaefer, Senior Investment Officer, is responsible for the day-to-day management of The Core Equity Fund and the equity portion of The Blended Total Return Fund. He has held this position since April 1998. Mr. Kaefer has been a senior portfolio manager at IBJS since 1987. Mr. Kaefer was previously responsible for the day-to-day management of the Core Equity Fund from inception to December 31, 1997 and the equity portion of the Blended Total Return Fund from inception until October 31, 1997.

	Mr. Martin Liebgott, of IBJS, is responsible for the day-to-day management of the Reserve Money Market Fund and the Core Fixed Income Fund. He has also been responsible for the day-to-day management of the fixed income portion of the Blended Total Return Fund since April 1998. He was previously responsible for the day-to-day management of the fixed income portion of the Blended Total Return Fund from inception to October 31, 1997. Mr. Liebgott has been with IBJS since 1988.


IBJ FUNDS TRUST

SUPPLEMENT DATED MAY 29, 1998
TO SERVICE CLASS PROSPECTUS DATED MARCH 30, 1998


	This Supplement is provided to update, and should be read in conjunction with, the information provided in the Service Class
Prospectus.

	The following information replaces similar information found in the "Management of the Funds" section beginning on page 16:

	Mr. Christian Kaefer, Senior Investment Officer, is responsible for the day-to-day management of The Core Equity Fund and the equity portion of The Blended Total Return Fund. He has held this position since April 1998. Mr. Kaefer has been a senior portfolio manager at IBJS since 1987. Mr. Kaefer was previously responsible for the day-to-day management of the Core Equity Fund from inception to December 31, 1997 and the equity portion of the Blended Total Return Fund from inception until October 31, 1997.

	Mr. Martin Liebgott, of IBJS, is responsible for the day-to-day management of the Reserve Money Market Fund and the Core Fixed Income Fund. He has also been responsible for the day-to-day management of the fixed income portion of the Blended Total Return Fund since April 1998. He was previously responsible for the day-to-day management of the fixed income portion of the Blended Total Return Fund from inception to October 31, 1997. Mr. Liebgott has been with IBJS since 1988.




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